Note 2 - Basis of Presentation (Details Textual) - Rio Grande Resources Ltd [member] - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement Line Items [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	5,152,557
Proportion of ownership interest in associate	8.80%	19.95%